Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%		Shares	Value
Consumer Discretionary - 8.9%
Gildan Activewear, Inc.		877,528	$50,721,118
Meritage Homes Corporation		116,755	8,456,565
Penske Automotive Group, Inc.		93,258	16,218,499
Texas Roadhouse, Inc.		144,395	23,991,229
Tractor Supply Company		100,481	5,714,354
			105,101,765

Consumer Staples - 4.5%
Interparfums, Inc.		268,219	26,387,385
Marzetti Company		121,151	20,933,682
Utz Brands, Inc.		495,681	6,022,524
			53,343,591

Energy - 9.0%
DT Midstream, Inc.		383,975	43,412,214
Plains GP Holdings LP - Class A		707,527	12,905,292
Targa Resources Corporation		297,196	49,792,218
			106,109,724

Financials - 20.5%
American Financial Group, Inc.		207,780	30,277,702
Cboe Global Markets, Inc.		87,608	21,485,862
Evercore, Inc. - Class A		142,260	47,987,143
First Financial Bancorp		402,212	10,155,853
Hartford Insurance Group, Inc.		394,043	52,561,396
Reinsurance Group of America, Inc.		176,456	33,902,491
Victory Capital Holdings, Inc. - Class A		731,279	47,357,628
			243,728,075

Health Care - 7.0%
Perrigo Company PLC		1,389,252	30,938,642
Quest Diagnostics, Inc.		142,505	27,158,603
US Physical Therapy, Inc.		294,667	25,031,961
			83,129,206

Industrials - 21.5%
Allegion PLC		86,285	15,302,645
Booz Allen Hamilton Holding Corporation		220,559	22,044,872
Broadridge Financial Solutions, Inc.		222,421	52,974,010
Hubbell, Inc.		115,895	49,870,778
Oshkosh Corporation		47,106	6,109,648
Ryder System, Inc.		98,599	18,599,715
Snap-on, Inc.		155,927	54,033,383
Watsco, Inc.		88,404	35,741,737
			254,676,788

Information Technology - 4.9%
Amdocs, Ltd.		369,299	30,300,983
Avnet, Inc.		371,509	19,422,491
NetApp, Inc.		75,131	8,900,018
			58,623,492

Materials - 8.2%
Avery Dennison Corporation		140,930	22,854,618
Avient Corporation		258,827	8,528,350
Packaging Corporation of America		208,621	45,464,774
RPM International, Inc.		175,618	20,701,850
			97,549,592

Real Estate - 5.4%
Agree Realty Corporation		425,661	30,238,957
Equity LifeStyle Properties, Inc.		365,944	22,212,801
Terreno Realty Corporation		196,896	11,173,848
			63,625,606

Utilities - 10.0%
Alliant Energy Corporation		487,090	32,834,737
Atmos Energy Corporation		164,387	28,069,080
CMS Energy Corporation		238,506	17,472,950
NiSource, Inc.		929,737	40,257,612
			118,634,379
TOTAL COMMON STOCKS (Cost $1,109,689,135)			1,184,522,218

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.2%		Par	Value
3.95%, 12/04/2025 (a)		324,000	321,758
3.91%, 12/11/2025 (a)		1,230,000	1,220,673
3.86%, 12/18/2025 (a)		607,000	601,928
3.88%, 12/26/2025 (a)		335,000	331,921
3.82%, 12/30/2025 (a)		171,000	169,356
TOTAL U.S. TREASURY BILLS (Cost $2,645,641)			2,645,636

TOTAL INVESTMENTS - 100.1% (Cost $1,112,334,776)			1,187,167,854
Liabilities in Excess of Other Assets - (0.1)%			(705,719)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$1,186,462,135
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company

(a)	Zero coupon bond, the rate shown is the annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Bahl & Gaynor Small/Mid Cap Income Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,184,522,218	$–	$–	$1,184,522,218
U.S. Treasury Bills	–	2,645,636	–	2,645,636
Total Investments	$1,184,522,218	$2,645,636	$–	$1,187,167,854

Refer to the Schedule of Investments for further disaggregation of investment categories.